UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	51 JFK Parkway, Suite 250B
		Short Hills, NJ 07078

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael L. Palmer
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Michael L. Palmer		Short Hills, New Jersey		08/08/2011
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 72
Form 13F Information Table Value Total: 4,240,619,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Alpha Natural Resources Inc			COM			02076X102	2,077 		45,700 		x				 				45,700
AMR Corp					COM			001765106	30,376 		5,625,104 	x				 				5,625,104
Apple Inc					COM			037833100	67,134 		200,000 	x				 				200,000
Applied Materials Inc				COM			038222105	85,204 		6,549,085 	x				 				6,549,085
Bank of America Corp				COM			060505104	109,600 	10,000,000 	x				 				10,000,000
Beazer Homes USA Inc				COM			07556Q105	8,993 		2,652,840 	x				 				2,652,840
Brunswick Corp					COM			117043109	3,296 		161,567 	x				 				161,567
Calumet Specialty Products Partners LP		UT LTD PARTNER		131476103	7,885 		366,762 	x				 				366,762
CF Industries Holdings Inc			COM			125269100	122,898 	867,496 	x				 				867,496
Citigroup Inc					COM			172967424	299,885 	7,201,841 	x				 				7,201,841
Cliffs Natural Resources Inc.			COM			18683K101	1,886 		20,400 		x				 				20,400
Con-Way Inc.					COM			205944101	21,497 		553,902 	x				 				553,902
CVR Energy Inc					COM			12662P108	180,576 	7,334,534 	x				 				7,334,534
Dean Foods Co					COM			242370104	110,892 	9,037,628 	x				 				9,037,628
Delta Air Lines Inc				COM NEW			247361702	31,954 		3,484,656 	x				 				3,484,656
DR Horton Inc					COM			23331A109	12,133 		1,053,240 	x				 				1,053,240
E-Trade Financial Corp				NOTE			269246AZ7	58,885 		43,944,000 	x				 				43,944,000
Fifth Third Bancorp				COM			316773100	39,612 		3,106,826 	x				 				3,106,826
Frontier Oil Corp				COM			35914P105	38,522 		1,192,267 	x				 				1,192,267
General Motors Corp				*W EXP 07/10/201	37045V118	3,587 		167,604 	x				 				167,604
General Motors Corp				*W EXP 07/10/201	37045V126	2,670 		167,604 	x				 				167,604
General Motors Corp				COM			37045V100	5,263 		173,367 	x				 				173,367
General Motors Corp				JR PFD CNV SRB		37045V209	1,888 		38,740 		x				 				38,740
Goodyear Tire & Rubber Co.			COM			382550101	234,766 	13,999,151 	x				 				13,999,151
Goodyear Tire & Rubber Co.			PFD CONV		382550309	11,124 		200,000 	x				 				200,000
Google Inc					CL A			38259P508	45,574 		90,000 		x				 				90,000
Hewlett-Packard Co				COM			428236103	104,223 	2,863,268 	x				 				2,863,268
Holly Corp					COM  PAR $0.01		435758305	38,550 		555,479 	x				 				555,479
International Paper Company			COM			460146103	151,995 	5,097,067 	x				 				5,097,067
KB Home						COM			48666K109	12,767 		1,305,400 	x				 				1,305,400
KLA-Tencor Corp					COM			482480100	53,861 		1,330,567 	x				 				1,330,567
Lam Research Corp				COM			512807108	50,359 		1,137,286 	x				 				1,137,286
Macy's Inc					COM			55616P104	184,581 	6,312,625 	x				 				6,312,625
Manitowoc Company Inc.				COM			563571108	3,324 		197,372 	x				 				197,372
Marathon Oil Corp				COM			565849106	37,087 		704,000 	x				 				704,000
Masco Corp					COM			574599106	29,741 		2,472,196 	x				 				2,472,196
Medtronic Inc					COM			585055106	55,640 		1,444,057 	x				 				1,444,057
Merck & Co Inc					COM			58933Y105	74,590 		2,113,620 	x				 				2,113,620
MetLife Inc					COM			59156R108	61,861 		1,410,100 	x				 				1,410,100
Micron Technology Inc.				COM			595112103	108,697 	14,531,650 	x				 				14,531,650
Microsoft Corp					COM			594918104	102,542 	3,943,911 	x				 				3,943,911
MPG Office Trust Inc				COM			553274101	13,447 		4,701,861 	x				 				4,701,861
Mueller Water Products Inc.			COM			624758108	44,699 		11,230,822 	x				 				11,230,822
Navistar International Corp			COM			63934E108	36,716 		650,308 	x				 				650,308
Owens Corning					*W EXP 10/30/201	690742127	31 		7,544 		x				 				7,544
Pfizer Inc.					COM			717081103	298,597 	14,495,002 	x				 				14,495,002
PulteGroup Inc					COM			745867101	11,781 		1,538,012 	x				 				1,538,012
Royal Bk Scotland Group PLC			SP ADR L RP PF		780097788	16,443 		900,000 	x				 				900,000
Royal Bk Scotland Group PLC			SP ADR PREF M		780097796	23,402 		1,360,596 	x				 				1,360,596
Royal Bk Scotland Group PLC			ADR PREF SER N		780097770	57,331 		3,360,579 	x				 				3,360,579
Royal Bk Scotland Group PLC			ADR PFD SER P		780097762	40 		2,400 		x				 				2,400
Royal Bk Scotland Group PLC			ADR PREF SHS Q		780097754	28,054 		1,609,519 	x				 				1,609,519
Royal Bk Scotland Group PLC			ADR PREF SHS R		780097747	80 		4,889 		x				 				4,889
Royal Bk Scotland Group PLC			SP ADR PREF S		780097739	38,093 		2,201,914 	x				 				2,201,914
Royal Bk Scotland Group PLC			SP ADR PREF T		780097713	38,123 		2,028,914 	x				 				2,028,914
Suntrust Banks Inc				COM			867914103	35,426 		1,373,099 	x				 				1,373,099
SuperMedia Inc					COM			868447103	1,560 		415,964 	x				 				415,964
Temple-Inland Inc				COM			879868107	34,797 		1,170,036 	x				 				1,170,036
Teradyne Inc					COM			880770102	39,445 		2,665,172 	x				 				2,665,172
Tesoro Corp					COM			881609101	35,057 		1,530,211 	x				 				1,530,211
The Hartford Financial Services Group		*W EXP 06/26/201	416515120	24,635 		1,377,000 	x				 				1,377,000
The Hartford Financial Services Group		COM			416515104	23,470 		890,017 	x				 				890,017
The Mosaic Company New				COM			61945C103	161,877 	2,390,027 	x				 				2,390,027
The Ryland Group Inc				COM			783764103	3,076 		186,100 	x				 				186,100
United Continental Holdings Inc.		COM			910047109	125,953 	5,565,753 	x				 				5,565,753
UnitedHealth Group Inc				COM			91324P102	68,400 		1,326,099 	x				 				1,326,099
US Airways Group Inc				COM			90341W108	109,429 	12,281,639 	x				 				12,281,639
Valero Energy Corp				COM			91913Y100	198,474 	7,762,004 	x				 				7,762,004
Walter Energy Inc				COM			93317Q105	1,019 		8,800 		x				 				8,800
Wells Fargo & Co				COM			949746101	81,566 		2,906,860 	x				 				2,906,860
Western Refining Inc				COM			959319104	50,567 		2,798,374 	x				 				2,798,374
Yahoo! Inc					COM			984332106	31,037 		2,063,644 	x				 				2,063,644
